Subordinated Liabilities - Dated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 32,352	£ 31,014
Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	32,352	31,014
Barclays Bank PLC [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 358	384
Fixed interest rate [member] | Min [member] | Barclays Bank PLC [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2021
Fixed interest rate [member] | Max [member] | Barclays Bank PLC [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2024
Floating Rate Subordinated Notes (EUR 50m), Due 2019 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	45
Maturity Date	2019
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 832	851
Maturity Date	2020
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,375	1,474
Maturity Date	2021
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 239	256
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 85	89
Maturity Date	2021
10% Fixed Rate Subordinated Notes , Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,157	2,194
Maturity Date	2021
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,123	1,143
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 43	45
Maturity Date	2022
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 957	1,032
Maturity Date	2022
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,453	2,502
Maturity Date	2022
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 42	45
Maturity Date	2023
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 350	351
Maturity Date	2026
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 105	107
Maturity Date	2027
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 62	61
Maturity Date	2032
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 58	61
Maturity Date	2040
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,309	1,361
Initial call date	2023
Maturity Date	2028
3.75% Resetting Subordinated Callable Note Due 2030 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 116	116
Initial call date	2025
Maturity Date	2030
5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-Floating Interest Rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 994	0
Initial call date	2029
Maturity Date	2030
5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,036	1,001
Maturity Date	2026
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 944	911
Initial call date	2027
Maturity Date	2028
5.25% Fixed Rate Subordinated Notes (USD 827m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 651	0
Maturity Date	2045
4.95% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 849	0
Maturity Date	2047
Floating Rate Subordinated Notes (USD 456m) | Floating interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 350	0
Maturity Date	2047
2.875% Fixed Rate Subordinated Loan (USD 1,000m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 758	771
Maturity Date	2020
0.823% Fixed Rate Subordinated Loan (JPY 42,000m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 294	300
Maturity Date	2020
3.25% Fixed Rate Subordinated Loan (USD 1,500m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,153	1,168
Maturity Date	2021
1.43% Fixed Rate Subordinated Loan (EUR 100m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 87	91
Maturity Date	2021
1.875% Fixed Rate Subordinated Loan (EUR 1,000m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 865	910
Maturity Date	2021
1.67% Fixed Rate Subordinated Loan (EUR 15m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 13	14
Maturity Date	2021
1.35% Fixed Rate Subordinated Loan (JPY 20,000m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 140	142
Maturity Date	2021
4.327% Fixed Rate Subordinated Loan (AUD 200m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 112	112
Maturity Date	2023
1.125% Fixed Rate Subordinated Loan (CHF 175m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 140	141
Maturity Date	2023
1.5% Fixed Rate Subordinated Loan (EUR 750m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 650	675
Maturity Date	2023
3.36% Fixed Rate Subordinated Loan (NOK 750m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 65	68
Maturity Date	2023
1.875% Fixed Rate Subordinated Loan (EUR 1,000m), Due 2023 | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 865	897
Maturity Date	2023
3.125% Fixed Rate Subordinated Loan | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 267	264
Maturity Date	2024
3.65% Fixed Rate Subordinated Loan (USD 900m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 705	693
Maturity Date	2025
4.375% Fixed Rate Subordinated Loan (USD 1,707m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	1,312
Maturity Date	2026
5.244% Fixed Rate Subordinated Loan (AUD 175m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 104	100
Maturity Date	2028
5.02% Fixed Rate Subordinated Loan (AUD 30m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 17	16
Maturity Date	2028
3.773% Fixed Rate Subordinated Loan (NOK 220m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 19	20
Maturity Date	2028
2.291% Fixed Rate Subordinated Loan (EUR 115m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 104	103
Maturity Date	2029
6.10% Fixed Rate Subordinated Loan (AUD 130m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 81	77
Maturity Date	2031
5.16% Fixed Rate Subordinated Loan (AUD 15m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 9	8
Maturity Date	2031
5.25% Fixed Rate Subordinated Loan (USD 673m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 516	1,153
Maturity Date	2045
4.95% Fixed Rate Subordinated Loan (USD 250m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 192	1,112
Maturity Date	2047
3.00% Fixed Rate Subordinated Loan (GBP 600m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	0
Maturity Date	2026
3.25% Fixed Rate Subordinated Loan (AUD 300m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 159	0
Maturity Date	2024
3.4% Fixed Rate Subordinated Loan (AUD 300m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 159	0
Maturity Date	2029
4.3% Fixed Rate Subordinated Loan (AUD 140m) | Fixed interest rate [member] | Barclays Bank PLC [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 74	0
Maturity Date	2034
Various subordinated loans | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 15,864
Various subordinated loans | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	7,548	10,147
Various subordinated loans | Fixed interest rate [member] | Callable [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	5,225	3,754
Various subordinated loans | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	1,094	1,023
Various subordinated loans | Floating interest rate [member] | Callable [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,997	£ 2,061